H1 2022 Product Sales year-on-year analysis (Tables)	6 Months Ended
Jun. 30, 2022
H1 2022 Product Sales year-on-year analysis
H1 2022 Product Sales year-on-year analysis

	World			Emerging Markets			US		Europe			Established RoW
		Act	CER		Act	CER				Act	CER		Act	CER
	$m	% chg	% chg	$m	% chg	% chg	$m	% Change	$m	% chg	% chg	$m	% chg	% chg
Oncology	7,089	14	18	1,792	10	12	2,979	22	1,341	13	24	977	1	12
Tagrisso	2,704	10	14	805	16	17	951	11	509	9	19	439	1	12
Imfinzi	1,294	12	16	134	1	2	689	15	267	18	29	204	1	12
Lynparza	1,291	14	18	241	30	32	582	11	329	9	20	139	15	27
Calquence	903	84	87	16	n/m	n/m	735	65	122	n/m	n/m	30	n/m	n/m
Enhertu	29	n/m	n/m	19	n/m	n/m	-	-	8	n/m	n/m	2	n/m	n/m
Orpathys	23	n/m	n/m	23	n/m	n/m	-	-	-	-	-	-	-	-
Zoladex	477	2	7	332	12	14	7	(14)	68	(8)	-	70	(21)	(11)
Faslodex	178	(21)	(16)	81	1	5	10	(36)	32	(54)	(50)	55	(8)	3
Iressa	63	(41)	(39)	52	(41)	(40)	4	(24)	1	(55)	(44)	6	(44)	(36)
Arimidex	61	(17)	(13)	47	(16)	(15)	-	1	1	(69)	(69)	13	(14)	(1)
Casodex	42	(49)	(47)	27	(58)	(58)	-	n/m	1	49	21	14	(19)	(11)
Others	24	(4)	3	15	4	9	1	n/m	3	6	16	5	(32)	(24)
BioPharmaceuticals: CVRM*	4,559	14	18	2,099	9	12	1,151	10	945	28	40	364	21	33
Farxiga	2,103	55	63	814	46	50	468	55	627	69	85	194	55	70
Brilinta	675	(10)	(7)	146	(19)	(15)	351	(2)	150	(16)	(8)	28	(12)	(8)
Lokelma	129	79	87	5	n/m	n/m	78	58	13	n/m	n/m	33	n/m	n/m
Roxadustat	91	1	1	91	1	1	-	-	-	-	-	-	-	-
Andexxa*	70	9	12	-	-	-	42	(23)	18	90	n/m	10	n/m	n/m
Crestor	547	2	6	414	11	15	35	(15)	21	(36)	(30)	77	(18)	(10)
Seloken/Toprol-XL	467	(9)	(7)	456	(9)	(7)	-	n/m	6	5	2	5	(10)	1
Bydureon	141	(29)	(28)	2	1	3	119	(27)	20	(31)	(25)	-	(93)	(93)
Onglyza	139	(31)	(28)	66	(39)	(36)	40	(9)	21	(32)	(26)	12	(29)	(28)
Others	197	(9)	(7)	105	(2)	-	18	(35)	69	(6)	(4)	5	(27)	(20)
BioPharmaceuticals: R&I	2,891	(2)	-	731	(17)	(16)	1,300	13	551	(11)	(3)	309	(1)	6
Symbicort	1,288	(6)	(3)	306	-	3	481	(9)	312	(9)	(1)	189	(1)	4
Fasenra	662	14	18	17	n/m	n/m	419	18	153	12	23	73	(8)	1
Pulmicort	334	(33)	(32)	236	(42)	(41)	37	5	35	3	13	26	13	20
Breztri	179	n/m	n/m	43	61	61	106	n/m	14	n/m	n/m	16	46	65
Saphnelo	36	n/m	n/m	-	-	-	34	n/m	1	n/m	n/m	1	n/m	n/m
Daliresp	109	(5)	(4)	1	(32)	(30)	102	(2)	5	(37)	(31)	1	16	18
Bevespi	30	13	16	3	49	47	22	9	5	21	32	-	(26)	43
Others	253	(13)	(12)	125	(8)	(8)	99	65	26	(71)	(68)	3	(50)	(48)
BioPharmaceuticals: V&I	2,734	n/m	n/m	861	89	92	638	n/m	511	(17)	(10)	724	n/m	n/m
Vaxzevria	1,540	36	41	660	45	45	80	n/m	262	(54)	(50)	538	n/m	n/m
Evusheld	914	n/m	n/m	93	n/m	n/m	556	n/m	143	n/m	n/m	122	n/m	n/m
Synagis	280	n/m	n/m	108	n/m	n/m	2	(55)	106	n/m	n/m	64	n/m	n/m
FluMist	-	n/m	n/m	-	n/m	n/m	-	-	-	n/m	n/m	-	-	-
Rare Disease*	3,495	5	10	206	(24)	(8)	2,090	7	733	1	12	466	17	30
Soliris*	2,017	(5)	1	134	(45)	(29)	1,165	2	437	(17)	(8)	281	34	46
Ultomiris*	853	22	28	30	n/m	n/m	456	10	225	65	81	142	(3)	11
Strensiq*	450	11	13	18	24	16	353	12	40	-	9	39	4	18
Koselugo	101	n/m	n/m	15	n/m	n/m	78	65	8	n/m	n/m	-	-	-
Kanuma*	74	9	14	9	4	12	38	11	23	7	18	4	16	20
Other medicines	842	(11)	(6)	395	(26)	(24)	75	(21)	67	(32)	(28)	305	38	54
Nexium	674	(9)	(2)	289	(31)	(28)	63	(5)	26	(26)	(19)	296	36	52
Others	168	(21)	(20)	106	(9)	(8)	12	(59)	41	(36)	(34)	9	n/m	n/m
Total Product Sales	21,610	41	47	6,084	12	15	8,233	74	4,148	28	40	3,145	65	81